Grandeur Peak International Stalwarts Fund	Portfolio of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.77%
Argentina — 1.81%
Globant S.A.(a)	134,511	$28,693,887

Australia — 2.79%
Lovisa Holdings Limited(a)	431,738	7,804,660
Pinnacle Investment Management Group	904,754	14,387,680
Steadfast Group Ltd.(a)	2,084,764	7,565,885
WiseTech Global Ltd	188,013	14,465,504
		44,223,729
Belgium — 2.46%
Azelis Group N.V.	581,254	11,966,108
Melexis NV	445,712	27,028,249
		38,994,357
Brazil — 0.39%
Patria Investments Limited(a)	518,730	6,167,700

Canada — 3.91%
Aritzia Inc(a)	313,619	15,080,326
Constellation Software, Inc.	2,507	8,197,004
Descartes Systems Group, Inc. (The)(a)	117,327	13,577,900
Kinaxis Inc.(a)	80,523	9,268,831
Stantec, Inc.(a)	113,320	8,767,473
TerraVest Industries, Inc.(a)	76,500	7,002,291
		61,893,825
China — 2.91%
Silergy Corp	3,869,805	46,127,794

France — 1.31%
Virbac SA	61,810	20,759,241

Germany — 4.21%
AIXTRON SE	769,865	10,785,452
Atoss Software AG	97,498	11,683,185
Dermapharm Holding SE	460,437	18,972,085
Hensoldt A.G.	237,183	9,534,525
Schott Pharma AG & Co	645,113	15,768,389
		66,743,636
Hong Kong — 0.73%
Techtronic Industries Co Limited(a)	864,981	11,611,452

India — 3.04%
Bajaj Finance Ltd	222,899	20,281,433
Devyani International Ltd.(a)	3,593,257	6,992,910
Jubilant Foodworks Ltd(a)	911,172	7,401,072
Kfin Technologies(a)	459,308	5,778,477
PB Fintech Ltd(a)	387,738	7,726,161
		48,180,053
Ireland — 1.09%
ICON plc(a)	86,783	17,276,760

Israel — 1.48%
CyberArk Software Ltd.(a)	63,036	23,385,095
	Shares	Fair Value
COMMON STOCKS — 98.77% (continued)
Italy — 3.32%
Interpump Group SpA	417,575	$19,790,120
Recordati SpA(a)	539,572	32,859,806
		52,649,926
Japan — 9.59%
BayCurrent, Inc.	1,347,610	57,742,052
Gmo Payment Gateway NPV	64,249	3,415,781
Internet Initiative Japan, Inc.	246,747	4,635,536
Japan Elevator Service Holdings Company Ltd.	1,233,516	23,980,880
Jeol Ltd.	425,750	15,837,557
M&A Research Institute Inc(a)	576,200	5,807,179
Monotaro Company, Ltd.	193,397	3,319,015
Rakus Co Ltd(a)	215,500	2,702,713
Tokyo Seimitsu Company Limited	238,762	11,468,225
Visional Inc(a)	457,901	22,850,170
		151,759,108
Lithuania — 0.46%
Baltic Classifieds Group(a)	1,719,964	7,326,665

Luxembourg — 1.05%
Eurofins Scientific	308,119	16,563,752

Malaysia — 0.23%
Frontken Corporation Bhd.(a)	4,348,900	3,680,214

Mexico — 4.87%
BBB Foods Inc(a)	660,872	20,500,249
Corp Inmobiliaria Vesta SAB de	7,098,829	18,532,002
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	1,722,076	15,908,732
Wal-Mart de Mexico SAB de CV	8,538,876	22,246,015
		77,186,998
Netherlands — 7.25%
Aalberts N.V.(a)	284,821	10,126,838
ASM International N.V.(a)	20,306	11,934,801
BE Semiconductor Industries N.V.	66,280	8,567,551
CVC Capital Partners PLC(a)	708,987	16,844,596
IMCD N.V.(a)	184,434	28,945,068
Redcare Pharmacy NV(a)	96,224	12,119,017
Topicus.com, Inc.(a)	278,549	26,134,568
		114,672,439
Norway — 0.35%
Kongsberg Gruppen ASA(a)	46,234	5,498,032

Poland — 2.09%
Dino Polska SA(a)(b)(c)	299,454	33,158,122

Singapore — 0.22%
iFast Corporation	634,900	3,489,771

South Korea — 3.58%
APR Corp/Korea(a)	222,961	7,072,927
Eo Technics Co Ltd(a)	107,605	10,602,606
HPSP Company Ltd.	628,901	13,192,338
LEENO Industrial Inc.(a)	175,713	25,879,714
		56,747,585

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.77% (continued)
Spain — 0.91%
Allfunds Group PLC	1,502,218	$7,736,103
Indra Sistemas S.A.	343,192	6,599,162
		14,335,265
Sweden — 7.14%
AddTech AB	692,162	20,250,008
Beijer Ref AB	1,094,126	16,281,255
Epiroc AB	469,291	7,867,889
Lagercrantz Group A.B.	619,616	13,187,766
Lifco AB, Class B	668,414	22,002,650
Swedencare AB(a)	529,740	2,398,298
Vimian Group AB(a)	2,656,209	9,737,767
Vitec Software Group	404,421	21,336,647
		113,062,280
Switzerland — 1.49%
Belimo Holding AG(a)	6,009	4,414,113
Inficon Holding A.G.	7,136	9,245,959
VAT Group AG 144A	25,796	10,009,999
		23,670,071
Taiwan — 4.85%
Asia Vital Components Co., Ltd.	391,000	6,866,515
ASPEED Technology, Inc.	187,145	20,150,584
Chroma Ate Inc	679,000	7,815,605
Sinbon Electronics Co., Limited(a)	1,810,000	14,657,871
Voltronic Power Technology(a)	473,490	27,358,157
		76,848,732
United Kingdom — 13.11%
B & M European Value Retail SA	14,618,552	58,754,839
CVS Group plc	789,363	9,593,191
Diploma plc	684,673	38,649,663
Halma plc(a)	727,653	27,459,115
Intermediate Capital Group PLC	547,630	16,095,180
JTC plc(b)(c)	1,939,060	23,854,107
Marex Group PLC(a)	340,415	12,149,411
nVent Electric PLC	154,240	10,039,482
Softcat PLC(a)	542,739	10,795,820
		207,390,808
United States — 11.40%
4imprint Group PLC	204,603	15,299,934
Ashtead Group PLC	301,153	19,815,941
Bruker Corporation	219,492	12,763,460
Cloudflare, Inc., Class A(a)	121,148	16,766,883
Elastic N.V.(a)	153,739	17,307,937
JFrog Ltd.(a)	942,995	32,778,506
Lululemon Athletica, Inc.(a)	99,030	41,018,226
Monolithic Power Systems, Inc.	38,663	24,642,636
		180,393,523
Vietnam — 0.73%
Asia Commercial Bank JSC	11,502,150	11,632,934
Total Common Stocks (Cost $1,336,060,312)	1,564,123,754

Total Common Stocks/ Investments — 98.77%
(Cost $1,336,060,312)	$1,564,123,754

Other Assets in Excess of Liabilities — 1.23%	19,503,678

NET ASSETS — 100.00%	$1,583,627,432

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $57,012,229, representing 3.60% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total aggregate market value of $57,012,229, representing 3.60% of net assets.

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

Sector Composition (January 31, 2025)
Technology	35.9%
Industrials	22.1%
Health Care	11.1%
Financials	8.9%
Consumer Staples	8.9%
Consumer Discretionary	5.9%
Materials	3.6%
Communications	1.2%
Real Estate	1.2%
Other Assets in Excess of Liabilities	1.2%
Total	100%

Industry Composition (January 31, 2025)
Application Software	10.6%
It Services	6.3%
Semiconductor Devices	6.0%
Industrial Wholesale & Rental	5.4%
Mass Merchants	5.1%
Specialty & Generic Pharma	4.6%
Electronics Components	4.5%
Comml & Res Bldg Equipment & Sys	3.5%
Specialty Apparel Stores	3.5%
Electrical Components	3.1%
Food & Drug Stores	2.9%
Semiconductor Mfg	2.7%
Private Equity	2.5%
Health Care Services	2.3%
Fabricated Metal & Hardware	2.1%
Flow Control Equipment	1.9%
Specialty Chemicals	1.8%
Life Science & Diagnostics	1.8%
Data & Transaction Processors	1.5%
Wealth Management	1.5%
Infrastructure Software	1.5%
Professional Services	1.4%
Medical Equipment	1.4%
Consumer Finance	1.3%
Industrial Owners & Developers	1.2%
Other Financial Services	1.1%
Other Commercial Support Services	1.1%
Cement & Aggregates	1.0%
Health Care Supplies	1.0%
Advertising & Marketing	1.0%
Other Industries (each less than 1%)	14.4%
Other Assets in Excess of Liabilities	1.2%
Total	100%